Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 80	$ 85
Additions based on tax positions related to the current year	8	2
Additions for tax positions of prior years	5	1
Reductions for tax positions of prior years	(2)	(1)
Settlements	0	(2)
Foreign currency translation	1	(5)
Balance at end of year	$ 92	$ 80